Basis of Preparation and Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
General Information [Abstract]
Schedule of Estimated Useful Lives	Depreciation is calculated using the straight-line method based on the estimated useful life of the asset. The estimated useful lives are as follows:
Years
Buildings and premises	3 to 50
Machinery and equipment	2 to 20
Vehicles	2 to 10
Furniture and fixtures	2 to 10
Other equipment	2 to 10